Other financial Liabilities - Derivative financial instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
	May 12, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 12, 2017 USD ($)	Feb. 15, 2017 USD ($)
Other financial liabilities
Market value			$ 3,079
Derivatives
Other financial liabilities
Nominal Amount		$ 9,600	23,463
Cross currency swap
Other financial liabilities
Nominal Amount	€ 176,638	42,500		$ 192,500
Market value		9,600	20,384
Foreign Currency Swaps
Interest receivable (as a percent)	9.375%
Fixed Interest Rate	8.062%			8.062%
Balance of CCS remained in the valuation adjustment reserve		3,417	8,567
Income (Expense) recorded in financial derivative loss		2,729	2,838
Cross currency swap | Exchange differences
Foreign Currency Swaps
Gain (loss) transferred from valuation adjustment reserve to income statement		2,874	(7,024)
Cross currency swap | Finance costs
Foreign Currency Swaps
Gain (loss) transferred from valuation adjustment reserve to income statement		1,639	951
Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Gain (loss) on hedge ineffectiveness recognised in profit or loss		0
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		8,401
Gain (loss) on ineffective hedge recognized in other comprehensive income		9,663	(10,006)
Derivatives designated as hedging instruments | Cross currency swap
Other financial liabilities
Nominal Amount		7,481	15,883
Derivatives designated as hedging instruments | Cash flow hedges | Cross currency swap
Other financial liabilities
Nominal Amount		150
Derivatives not designated as hedging instruments | Cross currency swap
Other financial liabilities
Nominal Amount		2,119	4,501
Derivatives not designated as hedging instruments | Interest rate swap contract
Other financial liabilities
Nominal Amount			$ 3,079
Senior Notes due 2022 issued by Ferroglobe PLC
Other financial liabilities
Nominal Amount					$ 150,000
Senior Notes due 2022 issued by Ferroglobe PLC | Cash flow hedges | Cross currency swap
Other financial liabilities
Nominal Amount		$ 150,000